Summary of Significant Accounting Policies - Concentrations (Details) - Blade Urban Air Mobility [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021 item	Mar. 31, 2020 item	Mar. 31, 2021 item	Mar. 31, 2020 item	Sep. 30, 2020 item customer	Sep. 30, 2019 item customer
Concentration Risk [Line Items]
Risk concentration percentage	10.00%	12.00%	10.00%	15.00%	10.00%	10.00%
Number of customers | customer					0	0
Number of vendor	0	1	0	1		2
Trade receivables
Concentration Risk [Line Items]
Risk concentration percentage						75.00%
Purchases from vendors
Concentration Risk [Line Items]
Risk concentration percentage					12.00%
Number of customers					3
Number of vendor	4				1	3
Customer one
Concentration Risk [Line Items]
Risk concentration percentage						30.00%
Customer one | Trade receivables
Concentration Risk [Line Items]
Risk concentration percentage	28.00%				36.00%
Customer one | Purchases from vendors
Concentration Risk [Line Items]
Risk concentration percentage						15.00%
Customer two
Concentration Risk [Line Items]
Risk concentration percentage						11.00%
Customer two | Trade receivables
Concentration Risk [Line Items]
Risk concentration percentage	23.00%				29.00%
Customer two | Purchases from vendors
Concentration Risk [Line Items]
Risk concentration percentage						15.00%
Customer three | Trade receivables
Concentration Risk [Line Items]
Risk concentration percentage	17.00%				10.00%
Customer three | Purchases from vendors
Concentration Risk [Line Items]
Risk concentration percentage						11.00%
Customer four | Purchases from vendors
Concentration Risk [Line Items]
Risk concentration percentage	14.00%
Vendor concentration
Concentration Risk [Line Items]
Risk concentration percentage			62.00%	26.00%	26.00%
Number of vendor			1	1	1